ACQUISITIONS (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Rollover contributions	$ 16,094,127
VIB and Heartland
EBP, Description of Plan [Line Items]
Rollover contributions	$ 15,235,621